Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,053.65
Total Fee Amount	2,053.65
Total Transaction Valuation	14,870,715.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A